Stock Options and Warrants - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options grant	22,500	788,250	114,600
Weighted-average grant date fair value of options granted during the period	$ 6.75	$ 3.15	$ 2.65	$ 3.26
Underlying Options Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of period	1,220,428	660,251	499,700
Stock options grant	22,500	788,250	114,600
Acquired and converted options from acquisition			97,821
Forfeited during the period	(37,500)	(144,903)	(20,000)
Exercised during the period	(3,500)	(83,170)	(31,870)
Outstanding at the end of period	1,201,928	1,220,428	660,251	499,700
Options exercisable at end of period	452,738	361,758	397,581
Outstanding at beginning of period	$ 17.83	$ 14.37	$ 13.84
Granted during the period	22.38	20.22	16.64
Acquired and converted options from acquisition			13.68
Forfeited during the period	24	17.55	14.24
Exercised during the period	15.65	13.48	12.07
Outstanding at the end of period	17.73	17.83	14.37	$ 13.84
Options exercisable at end of period	14.12	13.59	13.14
Weighted-average grant date fair value of options granted during the period	$ 6.75	$ 3.15	$ 2.65